BUSINESS ACQUISITIONS - Additional Information (Details) - USD ($)							12 Months Ended
	Apr. 21, 2023	Sep. 14, 2022	Sep. 06, 2022	Jul. 28, 2022	May 30, 2022	Apr. 28, 2022	Dec. 31, 2023	Dec. 31, 2022
BUSINESS ACQUISITION
Impairment Expense for Intangible Assets							$ 14,902,928	$ 0
Unsecured convertible debenture note						20,005
Alternative convertible debenture note						8,003
Equity in shares						2,102,578
Vesting period						1 year
Subordinated promissory note
BUSINESS ACQUISITION
Stated interest rate	8.00%						8.00%
Tranche one
BUSINESS ACQUISITION
Vesting percentage						33.00%
Tranche two
BUSINESS ACQUISITION
Vesting percentage						67.00%
Restricted Stock Units (RSUs)
BUSINESS ACQUISITION
Share-based compensation							$ 7,346,665	10,821,120
Incentive Shares						44,751
Incentive RSUs
BUSINESS ACQUISITION
Incentive Shares						208,635
RSUs contingent on revenue earnout provisions
BUSINESS ACQUISITION
Incentive RSUs					1,300,000		1,300,000
Retention RSUs
BUSINESS ACQUISITION
Incentive RSUs						450,000
The fair value of the Retention RSUs						$ 1,890,000
N.R.O Management, LLC
BUSINESS ACQUISITION
Percentage of ownership interest held prior to acquisition				50.00%
Purchase price				$ 2,000,000
Percentage of equity interest acquired				50.00%
Consideration, Number of Shares Issued				500,000
Lock-up period of shares				1 year
Fair Value of shares				$ 1,100,000
Fair value per share				$ 2.20
Option to acquire the remaining undivided ownership interest, value				$ 3,000,000
N.R.O Management, LLC | Level 3
BUSINESS ACQUISITION
Fair Value of Remaining 50% equity interest				$ 900,000
Natural Healing Center, LLC
BUSINESS ACQUISITION
Purchase price			$ 17,425,275
Equity Shares			5,938,298
Deferred shares payable			2,262,000
NHC Lemoore LLC
BUSINESS ACQUISITION
Purchase price			9,997,101					9,997,101
Intangible Assets								1,300,000
Equity Shares			3,272,515					1,234,000
Deferred shares payable			$ 1,234,000
Cash Payment								1,642,522
NHC Lemoore LLC | Cannabis License
BUSINESS ACQUISITION
Intangible Assets								1,000,000
NHC-MB LLC
BUSINESS ACQUISITION
Purchase price		$ 7,503,320						7,503,320
Intangible Assets								5,700,000
Equity Shares		5,249,569						1,933,000
Deferred shares payable		$ 1,933,000
Percentage of equity interest acquired		80.00%
Cash Payment								305,427
NHC-MB LLC | Cannabis License
BUSINESS ACQUISITION
Intangible Assets								$ 5,100,000
NHC Turlock, LLC
BUSINESS ACQUISITION
Purchase price	$ 1,578,428
Inventory	$ 250,000
Intangible Assets							$ 1,328,428
Consideration in deferred equity shares	80.00%
Consideration in long term debt	20.00%
NHC Turlock, LLC | Cannabis License
BUSINESS ACQUISITION
Impairment Expense for Intangible Assets							$ 1,328,428
Plus Products
BUSINESS ACQUISITION
Purchase price						$ 31,361,620
Percentage of equity interest acquired						100.00%